Net fee and commission income - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee and commission income (expense) [abstract]
Contract assets	£ 0	£ 0	£ 0
Impairment loss, assets recognised from costs incurred to obtain or fulfil contracts with customers	0	0	0
Capitalised contract costs	190,000,000	148,000,000	135,000,000
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers	45,000,000	35,000,000	35,000,000
Impairment loss on receivables or contract assets arising from contracts with customers	£ 0	£ 0	£ 0